Notes Payable - Related Parties - Schedule of Related Parties Notes Payable (Details) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Total notes payable – related parties, net		$ 0	$ 79,400
Note (1) [Member]
Notes payable, Issuance Date	[1]	Jun. 18, 2016
Notes payable, Maturity Date	[1]	Dec. 31, 2019
Notes payable, Interest Rate	[1]	0.00%
Notes payable, Original Borrowing	[1]	$ 26,400
Total notes payable – related parties, net	[1]	$ 0	26,400
Note (2) [Member]
Notes payable, Issuance Date	[2]	Sep. 01, 2016
Notes payable, Maturity Date	[2]	Dec. 31, 2018
Notes payable, Interest Rate	[2]	0.00%
Notes payable, Original Borrowing	[2]	$ 53,000
Total notes payable – related parties, net	[2]	$ 0	$ 53,000

[1]	On July 18, 2016, the Company executed a Note Payable with Andrew Rodosevich, the Company's then-Chief Financial Officer, for $26,400 to pay for public company expenses. The note is unsecured, non-interest bearing and due December 31, 2019.
[2]	On September 1, 2016, the Company executed a Note Payable with Like RE, Inc. for $53,000. Kenneth Tapp, the Company's Chief Executive Officer also an officer with Like RE, Inc. The note is unsecured, non-interest bearing and due December 31, 2018.